Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2023	53,268
2024	18,967
2025	1,652
2026	803
2027 and thereafter	—
Total future lease payments	74,690
Less: Imputed interest	(3,433)
Total lease liability balance	71,257

Bandwidth And Property Management Fees | Leases Office Space
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

As of December 31,
2022
RMB
2023	5,949
2024	2,011
2025	90
2026	90
2027 and thereafter	—
Total	8,140